Share Of Income / (Loss) Of Joint Ventures	6 Months Ended
Jun. 30, 2019
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Share Of Income / (Loss) Of Joint Ventures

NOTE 9 - SHARE OF INCOME / (LOSS) OF JOINT VENTURES

The acquisition of 49% of Constellium-UACJ ABS LLC was completed on January 10, 2019 and the entity is fully consolidated since the acquisition date. The remeasurement of the 51% previously held equity interest in Constellium-UACJ ABS LLC at the acquisition date resulted in the recognition of a €5 million profit presented in Share of income / (loss) of joint ventures in the Unaudited Interim Consolidated Income Statement.

At June 30, 2018, Constellium-UACJ ABS LLC was accounted for under the Equity method. The information presented hereafter reflects the amounts included in the Unaudited Interim Consolidated Income Statement for the three months and six months ended June 30, 2018 of the relevant entity in accordance with the Group accounting principles and not the Company’s share of those amounts:

(in millions of Euros)	Three months ended June 30, 2018	Six months ended June 30, 2018
Revenue	72	118
Cost of sales	(82)	(141)
Selling and administrative expenses	(2)	(5)

Loss from operations	(12)	(28)

Finance costs (A)	(5)	4

Net loss	(17)	(24)

(A)	Finance costs include a €12 million gain related to the shareholders’ loan modification for the six months ended June 30, 2018.